Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 1000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.53%	12.66%	11.07%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.15%	14.16%	10.32%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	13.79%	9.52%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	11.30%	8.20%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.27%	14.65%	10.15%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.21%	13.09%	14.27%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 2000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.96%	10.22%	9.91%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	11.09%	6.55%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)	9.41%	6.55%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	8.65%	6.15%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	11.59%	7.75%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Bloomberg U.S 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.79%	13.09%	14.27%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	10.15%	10.87%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	6.50%	8.47%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.06%	7.56%	8.47%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.03%	10.62%	10.69%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S.3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	11.79%	11.14%	10.89%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.15%	13.15%	13.07%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S. 1000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	11.79%	11.14%	10.89%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.56%)	6.70%	9.96%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.50%)	3.50%	7.56%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	5.15%	7.87%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.55%	7.17%	9.79%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.21%	13.09%	14.27%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. Mid Cap Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	11.79%	11.14%	10.89%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[10]	(1.04%)	6.11%	7.60%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	(3.18%)	3.31%	5.77%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	0.94%	4.54%	5.92%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[10]	4.23%	6.66%	7.50%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.21%	13.09%	14.27%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000 REIT® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	2.23%	4.74%	5.76%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[13]	(4.71%)	2.98%	5.05%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	(6.27%)	1.01%	3.20%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	(2.13%)	1.96%	3.51%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[13]	0.32%	3.43%	4.89%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	17.21%	13.09%	14.27%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	17.15%	13.15%	14.29%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 2000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	8.96%	10.22%	9.91%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[16]	4.83%	9.33%	9.17%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	0.62%	3.87%	5.35%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	6.00%	6.68%	6.78%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[16]	10.38%	9.80%	9.00%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	7.30%	(0.36%)	2.01%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | ICE BofA 0-1 Year U.S. Treasury Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	4.72%	3.11%	2.26%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	3.16%	2.43%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.94%	1.90%	1.45%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.87%	1.43%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	7.30%	(0.36%)	2.01%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | ICE BofA 1-3 Year U.S. Corporate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	5.34%	2.00%	2.11%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	1.99%	2.26%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.45%	0.65%	1.06%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	0.93%	1.19%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	1.66%	1.70%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	7.30%	(0.36%)	2.01%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Bloomberg U.S. Intermediate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	2.43%	0.64%	1.76%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	(0.26%)	1.07%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.58%	(1.31%)	0.06%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	(0.65%)	0.37%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.05%	(0.60%)	0.52%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	(0.81%)	2.02%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.86%	(2.10%)	0.71%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	(1.15%)	0.98%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.86%	(1.17%)	1.45%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	7.30%	(0.36%)	2.01%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Long Corporate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	7.44%	(2.98%)	3.42%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	(3.18%)	0.82%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	(5.17%)	(0.91%)
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.31%	(2.96%)	0.06%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	(3.52%)	0.28%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	7.30%	(0.63%)	2.01%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]	8.58%	0.15%	1.59%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.08%	0.14%	1.73%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	(0.97%)	0.62%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.98%	(0.38%)	0.83%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	(0.10%)	1.23%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	4.25%	0.80%	2.34%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]	5.17%	1.14%	2.31%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.97%	(0.28%)	1.10%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	(0.29%)	1.09%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.22%	1.29%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	(0.60%)	0.56%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]	4.25%	0.80%	2.34%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	5.17%	1.14%	2.31%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.77%	(0.09%)	1.19%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.74%	(0.10%)	1.18%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	0.38%	1.34%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.04%	(0.44%)	0.63%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	4.25%	0.80%	2.34%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]	5.17%	1.14%	2.31%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	(0.42%)	1.03%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(0.43%)	1.00%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	0.08%	1.20%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	(0.74%)	0.49%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33]	4.25%	0.80%	2.34%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]	5.17%	1.14%	2.31%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.01%	0.12%	1.38%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	0.11%	1.35%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	0.56%	1.52%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	(0.11%)	0.89%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[35]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 3000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[35]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36]	16.53%	13.14%	11.07%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.55%	15.80%	11.25%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.06%	15.36%	10.40%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.23%	12.67%	9.00%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]	8.96%	10.22%	9.91%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	12.69%	8.84%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	10.95%	7.40%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	9.96%	6.90%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Bloomberg U.S 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]	11.79%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.17%	11.73%	11.81%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.94%	8.35%	9.49%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	8.88%	9.30%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S. 3000 Value® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]	11.79%	11.14%	10.89%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]	17.15%	13.15%	13.07%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S. 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[41]	16.53%	12.66%	11.07%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.59%	8.25%	10.89%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.70%)	4.96%	8.41%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	6.39%	8.66%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[42]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[42]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. Mid Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[43]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[44]	5.26%	7.64%	8.51%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[44]	2.98%	4.76%	6.62%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[44]	4.76%	5.75%	6.68%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000® Index(2) (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[45]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[45]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000 REIT Index(3) (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[46]	2.23%	4.74%	5.76%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[47]	1.34%	4.46%	5.94%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[47]	(0.40%)	2.38%	3.98%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[47]	1.52%	3.08%	4.19%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[48]	17.21%	13.09%	14.27%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[48]	17.15%	13.15%	14.29%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[49]	8.96%	10.22%	9.91%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[50]	11.49%	10.90%	10.09%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[50]	7.09%	5.40%	6.23%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[50]	10.08%	7.95%	7.55%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[51]	7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | ICE BofA 0-1 Year U.S. Treasury Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[52]	4.72%	3.11%	2.26%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	3.42%	2.68%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	2.05%	1.59%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	2.02%	1.58%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[53]	7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | ICE BofA 1-3 Year U.S. Corporate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[54]	5.34%	2.00%	2.11%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	2.66%	2.72%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	1.21%	1.42%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	1.40%	1.50%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[55]	7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Bloomberg U.S. Intermediate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[56]	2.43%	0.64%	1.76%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.10%	0.40%	1.52%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.91%	(0.76%)	0.40%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	(0.20%)	0.67%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	(0.18%)	2.46%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	(1.57%)	1.05%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	(0.73%)	1.28%
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]	7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Long Corporate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[58]	7.44%	(2.98%)	3.42%
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	(2.57%)	1.27%
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	(4.67%)	(0.57%)
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	(2.56%)	0.36%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[59]	7.30%	(0.36%)	2.01%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[60]	8.58%	0.15%	1.59%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	0.83%	2.21%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	(0.39%)	0.99%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	0.10%	1.16%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[61]	4.25%	0.80%	2.34%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[62]	5.17%	1.14%	2.31%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	0.38%	1.56%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	0.37%	1.54%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	0.78%	1.70%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[63]	4.25%	0.80%	2.34%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[64]	5.17%	1.14%	2.31%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	0.57%	1.65%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	0.55%	1.64%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	0.93%	1.76%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[65]	4.25%	0.80%	2.34%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[66]	5.17%	1.14%	2.31%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	0.24%	1.49%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	0.22%	1.46%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.28%	0.64%	1.62%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[67]	4.25%	0.80%	2.34%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[68]	5.17%	1.14%	2.31%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	0.78%	1.84%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	0.76%	1.81%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.79%	1.12%	1.94%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[69]	17.21%	13.09%	14.27%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Bloomberg U.S. 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[70]	16.53%	12.66%	11.07%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[71]	23.77%	15.93%	11.33%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[71]	23.20%	15.48%	10.47%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[71]	14.41%	12.78%	9.07%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[72]	17.21%	13.09%	14.27%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[72]	17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Bloomberg U.S. 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[73]	8.96%	10.22%	9.91%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[74]	8.51%	12.75%	8.89%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[74]	6.02%	11.00%	7.45%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[74]	6.87%	10.01%	6.94%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[75]	11.79%	13.09%	14.27%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[76]	13.28%	11.83%	11.88%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[76]	9.04%	8.45%	9.55%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[76]	10.95%	8.96%	9.36%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[77]	17.21%	22.24%	13.05%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[77]	17.15%	13.09%	14.27%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Bloomberg U.S. 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[78]	16.53%	12.66%	11.07%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[79]	1.68%	8.37%	10.99%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[79]	(3.64%)	5.06%	8.48%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[79]	4.78%	6.48%	8.73%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[80]	17.21%	13.09%	14.27%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[80]	17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Bloomberg U.S. Mid Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[81]	11.79%	11.14%	10.89%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[82]	5.33%	7.66%	8.52%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[82]	3.06%	4.78%	6.63%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[82]	4.08%	5.76%	6.69%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[83]	17.21%	13.09%	14.27%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[83]	17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Bloomberg U.S. 3000 REIT Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[84]	2.23%	4.74%	5.76%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[85]	1.47%	4.56%	6.01%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[85]	(0.29%)	2.46%	4.05%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[85]	1.59%	3.15%	4.24%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 3000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[86]	17.21%	13.09%	14.27%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[86]	17.15%	13.15%	14.29%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Bloomberg U.S. 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[87]	8.96%	10.22%	9.91%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[88]	11.64%	11.03%	10.16%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[88]	7.26%	5.53%	6.30%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[88]	10.15%	8.04%	7.60%
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[89]	7.30%	7.30%	(0.36%)
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | ICE BofA 1-3 Year U.S. Corporate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[90]	5.34%	2.00%	2.11%
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[91]	5.77%	2.76%	2.64%
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[91]	3.74%	1.27%	1.37%
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[91]	3.39%	1.46%	1.46%
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[92]	7.02%	(0.08%)	2.55%
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[92]	5.20%	(1.52%)	1.09%
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[92]	4.13%	(0.67%)	1.33%
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[93]	7.30%	7.30%	(0.36%)
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Bloomberg U.S. Long Corporate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[93]	7.44%	(2.98%)	3.42%
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[94]	6.43%	(2.47%)	1.32%
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[94]	4.26%	(4.61%)	(0.54%)
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[94]	3.78%	(2.51%)	0.98%

[1]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements
[2]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[3]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[4]	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.
[5]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[6]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[7]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[8]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements
[9]	The Bloomberg U.S. Mid Cap Value® Index is the strategy index for the Fund.
[10]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[11]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[12]	The Bloomberg U.S. 3000 REIT Index is the Fund’s strategy index.
[13]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[14]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[15]	The Bloomberg U.S. 2000 Value® Index is the Fund’s strategy Index.
[16]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[17]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[18]	The ICE BofA 0-1 Year U.S. Treasury Index is the strategy index for the Fund.
[19]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[20]	The ICE BofA 1-3 Year U.S. Corporate Government Index is the strategy index for the Fund.
[21]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[22]	The Bloomberg U.S. Intermediate Government Index is the strategy index for the
[23]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[24]	The Bloomberg U.S. Long Corporate Index is the strategy index for the Fund.
[25]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[26]	The Bloomberg U.S. Mortgage Backed Securities Index is the strategy index for the Fund.
[27]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[28]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund
[29]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark which represents a broad measure of market performance and is included to comply with regulatory requirements.
[30]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund
[31]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[32]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[33]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[34]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[35]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements
[36]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[37]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[38]	The Bloomberg U.S. 2000® Value Index is the strategy index for the Fund.
[39]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[40]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[41]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[42]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[43]	The Bloomberg U.S. Mid Cap Value Index is the strategy index for the Fund.
[44]	Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[45]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[46]	The Bloomberg U.S. 3000 REIT Index is the strategy index for the Fund.
[47]	Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[48]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[49]	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.
[50]	Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[51]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements
[52]	The ICE BofA 0-1 Year U.S. Treasury Index is the Fund’s strategy index.
[53]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[54]	The ICE BofA 1-3 Year U.S. Corporate Government Index is the strategy index for the Fund.
[55]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark which represents a broad measure of market performance and is included to comply with regulatory requirements.
[56]	The Bloomberg U.S. Intermediate Government Index is the strategy index for the Fund.
[57]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[58]	The Bloomberg U.S. Long Corporate Index is the strategy benchmark for the Fund.
[59]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[60]	The Bloomberg U.S. Mortgage Backed Securities Index is the strategy index for the Fund.
[61]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance is included to comply with regulatory requirements. ICE BofA 2-17 Year Municipal Bond Index is the strategy benchmark for the Fund.
[62]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[63]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[64]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[65]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements. The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[66]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[67]	The Bloomberg Municipal Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[68]	The ICE BofA 2-17 Year Municipal Bond Index is the strategy index for the Fund.
[69]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[70]	The Bloomberg U.S. 1000 Value® Index is the strategy index for the Fund.
[71]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[72]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[73]	The Bloomberg U.S. 2000 Value Index is the strategy index for the Fund.
[74]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[75]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[76]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[77]	The Bloomberg U.S. 3000 Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000 Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements
[78]	The Bloomberg U.S. 1000 Value Index is the strategy index for the Fund.
[79]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[80]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[81]	The Bloomberg U.S. Mid Cap Value® Index is the strategy index for the Fund.
[82]	Performance for Class R6 Shares for periods prior to inception on May 5, 2025 is based on the performance of the Institutional Shares of the Fund. Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[83]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[84]	The Bloomberg U.S. 3000 REIT Index is the strategy index for the Fund.
[85]	Performance for Class R6 Shares for periods prior to inception on February 1, 2020 is based on the performance of the Institutional Shares of the Fund. Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[86]	The Bloomberg U.S. 3000® Index is the Fund’s new regulatory benchmark. Previously, the Fund’s regulatory benchmark was the Russell 3000® Index. The new regulatory benchmark represents a broad measure of market performance and is included to comply with regulatory requirements.
[87]	The Bloomberg U.S. 2000 Value® Index is the strategy index for the Fund.
[88]	Performance for Class R6 Shares for periods prior to inception on February 1, 2020 is based on the performance of the Institutional Shares of the Fund. Performance for the Institutional Shares for periods prior to November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, the Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[89]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark, which represents a broad measure of market performance and is included to comply with regulatory requirements.
[90]	The ICE BofA 1-3 Year U.S. Corporate Government Index is the strategy index for the Fund.
[91]	Performance for Class R6 Shares for periods prior to inception on February 1, 2021 is based on the performance of the Institutional Shares of the Fund.
[92]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[93]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s regulatory benchmark which represents a broad measure of market performance and is included to comply with regulatory requirements. The Bloomberg U.S. Long Corporate Index is the strategy index for the Fund.
[94]	Performance for Class R6 Shares for periods prior to inception on February 1, 2022 is based on the performance of the Institutional Shares of the Fund.